STOCKHOLDERS' EQUITY (Details) - Warrant activity - USD ($)		6 Months Ended
	Jan. 01, 2015	Jun. 30, 2015	Sep. 13, 2013	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012
Warrant activity [Abstract]
Outstanding at January 1, 2015	220,913	220,913	220,913	220,913	441,826
Outstanding at January 1, 2015 (in Dollars per share)	$ 5.00	$ 5.00	$ 2.50			$ 5.00
Outstanding at January 1, 2015	1 year 255 days	1 year 73 days
Outstanding at January 1, 2015 (in Dollars)	$ 1,325,478	$ 110,457
Grants
Grants (in Dollars)
Exercised
Forfeitures or expirations
Outstanding at June 30, 2015	220,913	220,913	220,913	220,913	441,826
Outstanding at June 30, 2015 (in Dollars per share)	$ 5.00	$ 5.00	$ 2.50			$ 5.00
Outstanding at June 30, 2015	1 year 255 days	1 year 73 days
Outstanding at June 30, 2015 (in Dollars)	$ 1,325,478	$ 110,457
Exercisable at June 30, 2015		220,913
Exercisable at June 30, 2015 (in Dollars per share)		$ 5.00
Exercisable at June 30, 2015		1 year 73 days
Exercisable at June 30, 2015 (in Dollars)		$ 110,457